Netting of Financial Instruments - Summary of Derivative Liabilities, Financial Liabilities and Collateral Pledged by Counterparty (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	$ 3,793,574	$ 3,131,937
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(3,784,001)	(3,128,780)
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	9,573	3,157
Interest Rate Lock Commitments [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	3,292	337
Gross amounts not offset in the consolidated balance sheet, Financial instruments	0	0
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	3,292	337
Credit Suisse First Boston Mortgage Capital LLC [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	1,181,441	893,947
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(1,181,235)	(893,854)
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	206	93
Bank of America, N.A. [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	847,683	538,755
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(847,683)	(538,515)
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	0	240
Citibank [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	575,092	817,089
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(573,589)	(816,699)
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	1,503	390
JPMorgan Chase & Co. [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	544,009	467,427
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(542,542)	(467,145)
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	1,467	282
Daiwa Capital Markets [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	177,316	165,480
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(177,077)	(165,480)
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	239	0
Morgan Stanley Bank, N.A. [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	143,951	214,086
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(142,055)	(214,086)
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	1,896	0
Wells Fargo [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	116,648	0
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(116,648)	0
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	0	0
Barclays Capital [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	92,796	24,346
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(92,796)	(24,346)
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	0	0
Royal Bank of Canada [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	63,926	0
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(63,926)	0
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	0	0
BNP Paribas [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	47,785	10,203
Gross amounts not offset in the consolidated balance sheet, Financial instruments	(47,134)	(10,203)
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	651	0
Other [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	319	1,815
Gross amounts not offset in the consolidated balance sheet, Financial instruments	0	0
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	319	1,815
Unamortized Debt Issuance Costs [Member]
Offsetting Liabilities [Line Items]
Net amount of liabilities presented in the consolidated balance sheet	(684)	(1,548)
Gross amounts not offset in the consolidated balance sheet, Financial instruments	684	1,548
Gross amounts not offset in the consolidated balance sheet, Cash collateral pledged	0	0
Net amount	$ 0	$ 0